UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly distribution period from
November 1, 2011 to November 30, 2011

Commission File Number of issuing entity:
333-115582, 333-130782-02

GE Dealer Floorplan Master Note Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:
333-115582-03, 333-130782

CDF Funding, Inc.
(Exact name of depositor as specified in its charter)

GE Commercial Distribution Finance Corporation
(Exact name of sponsor as specified in its charter)

Delaware	None
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

5595 Trillium Boulevard
Hoffman Estates, Illinois 60192	60192
(Address of principal executive offices of	(Zip Code)
issuing entity)

(847) 747-4043
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Title of Class	Registered/reported pursuant to (check one)			Name of exchange
	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Series 2007-1 Asset Backed Notes in the classes specified herein	☐	☐	☒	_______________
Series 2009-1 Asset Backed Notes in the classes specified herein	☐	☐	☒	_______________
Series 2011-1 Asset Backed Notes in the classes specified herein	☐	☐	☒	_______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes  ☒                 No ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth herein, in Exhibits 99.1, 99.2 and 99.3 and in the following tables.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2007-1 (the “2007-1 Notes”), dated April 19, 2007, and related Prospectus dated April 18, 2007 (collectively, the “2007-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.  The following classes of 2007-1 Notes were offered under the 2007-1 Prospectus: Class A, Class B, and Class C.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.2 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2009-1 (the “2009-1 Notes”), dated August 5, 2009, and related Prospectus dated July 31, 2009 (collectively, the “2009-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.  The following class of 2009-1 Notes was offered in the 2009-1 Prospectus: Class A.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.3 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2011-1 (the “2011-1 Notes”), dated August 3, 2011, and related Prospectus dated August 2, 2011 (collectively, the “2011-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.  The following class of 2011-1 Notes was offered in the 2011-1 Prospectus: Class A.

The following tables summarize the trust portfolio by various criteria as of November 30, 2011.  Please note that numbers and percentages presented in the tables below may not sum to the totals presented due to rounding.  Because the future composition and performance of the trust portfolio will change over time, these tables are not indicative of the composition or performance of the trust portfolio at any subsequent time.

For purposes of the following tables:

•           Receivables Balance is the aggregate balance of the principal receivables included in the trust portfolio.

•           Number of Accounts is the number of accounts included in the trust portfolio.

The balance of principal receivables in the trust portfolio as of November 30, 2011 reflected in the tables set forth below under the headings “Composition by Account Balance”, “Composition by Product Line” and “Composition by Billing Address” and the principal balances of the applicable receivables used in the calculation of the data reflected in the tables and text set forth under the headings “Composition by Dealer Risk Rating”, “Average Annualized Yield for Receivables in the Trust Portfolio”, “Composition by Average Annualized Yield”, “Loss Experience”, “Delinquency Experience”, “Composition by Age”, “Historical Payment Rates” and “Certain Payment Plan Information” are based on the data collected by GE Commercial Distribution Finance Corporation’s (“CDF”) information management systems. Certain manual inputs and adjustments are made to this data for monthly investor reporting purposes, and as a result the principal balances of the receivables reflected in, or used to calculate the data reflected in, such tables and text, for the relevant period, may be greater than the balance of principal receivables reflected in the monthly noteholder’s statements set forth in Exhibits 99.1, 99.2 and 99.3. These manual inputs and adjustments primarily relate to manufacturer discount amounts and manual charge-offs. The difference between the balance of principal receivables derived from CDF’s information management systems and the principal balance of the receivables after giving effect to the manual inputs and adjustments is less than 1% for the period covered by the tables below.

Composition by Account Balance
(Dollars in Millions)

Account Balance Range	Receivables Balance	Percentage of Receivables Balance	Number of Accounts	Percentage of Number of Accounts
$1 to $999,999.99	$2,779.1	48.7%	21,999	96.3%
$1,000,000 to $9,999,999.99	$1,842.3	32.3%	793	3.5%
$10,000,000.00 or more	$1,081.5	19.0%	54	0.2%
Total	$5,702.9	100.0%	22,846	100.0%

Composition by Product Line
(Dollars in Millions)

Product Line	Receivables Balance	Percentage of Receivables Balance	Number of Accounts	Percentage of Number of Accounts
Power Sports	$877.4	15.4%	3202	14.0%
Marine	$843.9	14.8%	2279	10.0%
Technology	$720.2	12.6%	1256	5.5%
Consumer Electronics and Appliances	$580.8	10.2%	2795	12.2%
Recreational Vehicles	$524.6	9.2%	867	3.8%
Transportation	$494.5	8.7%	138	0.6%
Lawn and Garden	$482.7	8.5%	7336	32.1%
Industrial	$397.7	7.0%	953	4.2%
Motorcycles	$302.5	5.3%	745	3.3%
Asset Based Lending Receivables and Accounts Receivable	$200.3	3.5%	20	0.1%
Music	$55.5	1.0%	355	1.6%
Manufactured Housing	$22.1	0.4%	80	0.4%
Other	$200.7	3.5%	2820	12.3%
Total	$5,702.9	100.0%	22,846	100.0%

Composition by Billing Address
(Dollars in Millions)

State	Receivables Balance	Percentage of Receivables Balance	Number of Accounts	Percentage of Number of Accounts
California	$474.06	8.3%	1,199	5.2%
Texas	$391.60	6.9%	1,396	6.1%
New York	$345.88	6.1%	1,219	5.3%
Florida	$343.83	6.0%	1,009	4.4%
Virginia	$212.39	3.7%	562	2.5%
Minnesota	$206.09	3.6%	768	3.4%
Washington	$192.28	3.4%	441	1.9%
Michigan	$190.67	3.3%	890	3.9%
Ohio	$185.90	3.3%	843	3.7%
Georgia	$183.37	3.2%	613	2.7%
Other	$2,976.84	52.2%	13,906	60.9%
Total	$5,702.9	100.0%	22,846.0	100.0%

The originators categorize the receivables into three risk rating groups, as indicated in the table below, by percentage of receivables owed by the applicable dealers.  Data in the table below reflects analysis of risk ratings at points in time prior to November 30, 2011; the risk ratings of the dealers were not re-underwritten for purposes of compiling data in that table.  We cannot assure you that the dealers owing receivables held in the trust in the future will demonstrate the risk metrics in the percentages referred to below.

Composition by Dealer Risk Rating

Dealer Risk Rating Group
A(1)	18%
B(2)	80%
C(3)	2%
Total	100%

(1)	Dealers in this group demonstrate strong risk metrics.
(2)	Dealers in this group demonstrate favorable to marginal risk metrics.
(3)	Dealers in this group demonstrate poor to uncollectible risk metrics.

The following tables set forth the average annualized yield and the distribution by annualized average yield on receivables in the trust portfolio.  Such yields were calculated as the percentage equivalent of a fraction, (a) the numerator of which is equal to earned income (or, if applicable, collected income) on the applicable receivables during the applicable period, and (b) the denominator of which is an average of month-end balances of the applicable receivables for the eleven months in such period and the month preceding such period.  For purposes of calculating such yield information, receivables that did not bear interest because of “free flooring” periods (“free flooring receivables”) were treated as if they bore interest by determining an implied yield thereon for such period.  Accordingly, for purposes of such calculation, the amount of interest does not reflect only the contractual amount of interest and principal otherwise payable by the dealers under such free flooring receivables.  We cannot assure you that the future yield on receivables held by the trust will be similar to the historical experience set forth below.

Average Annualized Yield for Receivables in the Trust Portfolio
Yield	7.7%

Composition by Annualized Average Yield

Less than 5%	12%
Between 5% and 10%	72%
Greater than 10%	16%
Total	100%

The following tables set forth the aggregate delinquency and loss experience for the trust portfolio.  We cannot assure you that the future delinquency and loss experience for any receivables held by the trust will be similar to the historical experience set forth below.  The historical experience set forth below includes the effect of the financial obligations of manufacturers and distributors in respect of repossessed products.  If manufacturers or distributors do not perform those obligations in the future, the loss experience of the receivables would be adversely affected.

Delinquency Experience
Eleven Months Ended November 30, 2011
(Dollars in Millions)

Days Outstanding	Receivables Balance	Percentage of Receivables Balance
31-60	$4.4	0.1%
61-90	$1.2	0.0%
91-120	$0.9	0.0%
121-150	$0.6	0.0%
151-180	$1.7	0.0%
Over 180	-	0.0%
Total	$8.7	0.2%

For purposes of the delinquency tables set forth above:

.
in the case of any receivable, if interest, flat fees, or scheduled liquidation late charges on that receivable are more than 30 days past due, then that receivable is considered to be delinquent in an amount equal to the interest, flat fees, or scheduled liquidation late charges that are more than 30 days past due;

.
in the case of a receivable arising under a “pay-as-sold program”, if the dealer has sold a particular item of inventory but did not remit payment to the applicable originator for more than 30 days after the sale, then that receivable is considered to be delinquent in an amount equal to the principal amount of such unpaid payment;

.
in the case of a receivable arising under a “scheduled payment plan”, if the dealer has failed to make a scheduled payment for more than 30 days, then that receivable is considered to be delinquent in an amount equal to the principal amount of such unpaid scheduled payment;

.
in the case of asset based lending receivables, if the amount of the receivable exceeds a specified percentage of the collateral supporting the receivable and such excess is not consented to by the related originator, then that receivable is considered to be delinquent in an amount equal to such excess; and

.	the “> 180” category does not reflect receivables charged-off at 181 days delinquent.

Loss Experience
Eleven Months Ended November 30, 2011
(Dollars in Millions)

Average Receivables Balance	$5,284.8
Gross Charge-Offs(1)	$32.1
Recoveries (2)	$9.9
Gross Charge-Offs Less Recoveries	$22.2
Gross Charge-Offs Less Recoveries as a percentage of Average Total Receivables Outstanding (annualized)	0.5%
Number of Accounts that Experienced a Net Loss	569
Gross Charge-Offs Less Recoveries divided by Number of Accounts that Experienced a Net Loss	0.04

(1)           “Gross Charge-Offs” means the amount of the principal receivables deemed uncollectible.
(2)           “Recoveries” means amounts subsequently collected with respect to previously charged-off amounts.

For purposes of the preceding table:  “Average Receivables Balance” is calculated as an average of the month-end balances of the applicable receivables for the eleven months in such period and the month preceding such period.

The following table provides the age distribution of receivables in the trust portfolio by receivables balance and as a percentage of such receivables in the trust portfolio.  For purposes of the following table, aging for floorplan receivables generally commences on the date of the applicable invoice provided by the applicable manufacturer to the applicable originator and ends on the date that the receivable has been paid in full, except in the case of TF, aging for floorplan receivables generally commences on receipt of the related manufacturer’s invoice for new inventory in connection with an advance request.  With respect to receivables from the accounts receivables product line or the asset based lending product line, all of such receivables are included in the “1-12” month category because determining which of those receivables are in the “over 12” month category would involve unreasonable effort or expense and, in any event, we believe that most of such receivables fall into the “1-12” month category.  We cannot assure you that the aging experience for any receivables held by the trust in the future will be similar to the age distributions set forth below.

Composition by Age
(Dollars in Millions)

Month	Receivables Balance	Percentage of Receivables Balance
1-12	$5,092.0	89.3%
Over 12	$610.9	10.7%
Total	$5,702.9	100.0%

The following table sets forth the highest and lowest Historical Payment Rates and the average of the Historical Payment Rates for all months during the periods shown.

“Historical Payment Rate” means, for any month, a fraction (expressed as a percentage) (a) the numerator of which is the principal collections on the receivables in the trust portfolio during such month and (b) the denominator of which is the aggregate balance of the principal receivables in the trust portfolio at the beginning of such month.

We cannot assure you that the rate of collections on the receivables held by the trust will be similar to the historical experience set forth below.  Without limiting the foregoing, the rate of collections on the receivables held by the trust may be affected by the addition or removal of accounts with respect to the trust from time to time.

Historical Payment Rates
Eleven Months Ended November 30, 2011

Highest Month	40.31%
Lowest Month	29.40%
Average of the Months in the Period	35.27%

Certain Payment Plan Information

The floorplan businesses of the originators provide two basic payment terms to dealers, manufacturers or distributors: pay-as-sold or scheduled payment plan.  As of November 30, 2011, the floorplan receivables in the trust portfolio, by the principal amount of receivables outstanding, consisted of approximately 75% pay-as-sold receivables and 25% scheduled payment plan receivables.  In addition, a limited number of specialized payment programs may offer a combination of pay-as-sold terms and scheduled payment plan terms such that principal payment terms may initially be funded under pay-as-sold terms and then convert to scheduled payment plan terms upon the occurrence of certain specified events.

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

Nothing to report.

ITEM 3 – Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to Report.

ITEM 7 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 8 – Other Information.

Nothing to report.

ITEM 9 – Exhibits.

(a)	Documents filed as part of this report.

Exhibit 99.1	2007-1 Monthly Noteholder’s Statement

Exhibit 99.2	2009-1 Monthly Noteholder’s Statement

Exhibit 99.3	2011-1 Monthly Noteholder’s Statement

(b)	Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1	2007-1 Monthly Noteholder’s Statement

Exhibit 99.2	2009-1 Monthly Noteholder’s Statement

Exhibit 99.3	2011-1 Monthly Noteholder’s Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated:  December 22, 2011

CDF FUNDING, INC.
(Depositor)

By:	/s/ John E. Peak
Name:	John E. Peak
Title:	Vice President